Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ 481	$ (191)	$ 270
Other comprehensive income (loss):
Currency translation adjustments	(8)	(17)	32
Unrealized (loss) gain on derivatives	(14)	(12)	3
Reclassification of realized losses arising during the period	1	4	3
Less income tax benefit (expense)	3	3	(1)
Unrealized loss on securities	0	(1)	(1)
Employee benefit plans
Prior service (cost) benefit during the year	(2)	37	40
Amortization of prior service benefit	(17)	(14)	(14)
Net gain (loss) arising during the year	0	24	(24)
Actuarial loss included in benefits expense	14	17	16
Less income tax benefit (expense)	1	(20)	(11)
Total comprehensive income (loss)	459	(170)	313
Less comprehensive income attributable to noncontrolling interests:
Net (loss) income attributable to noncontrolling interests	0	(1)	3
Currency translation adjustments	(4)	2	2
Amounts attributable to noncontrolling interests	(4)	1	5
Comprehensive income (loss) attributable to NCR common stockholders	$ 463	$ (171)	$ 308